Schedule of Investments (unaudited) May 31, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 122.2%

Alabama — 1.8%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A:
5.80%, 05/01/34	$1,850	$1,915,601
5.38%, 12/01/35	1,000	1,082,780
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	7,610	8,068,807

		11,067,188

Alaska — 0.6%
City of Anchorage Alaska Electric Revenue, Refunding RB, Series A, 5.00%, 12/01/41	3,000	3,392,100

Arizona — 4.9%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(b)	2,500	2,693,950
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Junior Lien, Series A, 5.00%, 07/01/20(a)	2,000	2,075,660
City of Phoenix Arizona IDA, RB, Candeo School, Inc. Project:
6.63%, 07/01/33	2,245	2,535,593
6.88%, 07/01/44	3,440	3,868,899
City of Phoenix Arizona IDA, Refunding RB(b):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	600	640,728
5.00%, 07/01/45	760	798,935
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	1,125	1,201,365
Legacy Traditional School Projects, 5.00%, 07/01/45	700	734,706
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 06/01/35	3,300	3,373,755
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	9,805	12,685,022

		30,608,613

Arkansas — 0.6%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(b)	3,790	3,902,753

California — 6.3%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	4,835	7,122,197

Security	Par (000)	Value

California (continued)
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	$5,000	$5,015,700
Sutter Health, Series B, 6.00%, 08/15/20(a)	5,600	5,910,856
California Health Facilities Financing Authority, Refunding RB, Dignity Health, Series A, 6.00%, 07/01/19(a)	1,055	1,058,597
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	2,800	3,250,016
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	855	848,194
5.25%, 06/01/47	1,025	1,031,468
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	9,585	9,656,408
Oakland Unified School District/Alameda County, GO, Series A, 5.00%, 08/01/40	1,000	1,134,760
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement District No. 2007-1, Election of 2008, Series B, 0.00%, 08/01/46(c)	10,000	3,918,900

		38,947,096

Colorado — 0.9%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(b)	1,025	1,063,499
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,500	2,517,750
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	1,000	1,049,330
Serenity Ridge Metropolitan District No 2, GO, Series A, 5.13%, 12/01/43	1,000	1,039,370

		5,669,949

Connecticut — 0.6%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	3,325	3,940,258

Delaware — 0.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,500	2,635,550

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
State of Delaware Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/43	$2,780	$3,186,575

		5,822,125

District of Columbia — 0.2%
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	415	418,984
5.25%, 10/01/44	650	656,208

		1,075,192

Florida — 7.8%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(b):
5.00%, 05/01/32	905	969,327
5.00%, 05/01/48	2,270	2,353,899
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	9,370	11,115,537
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 07/01/42	3,750	4,074,150
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(a)	10,290	10,819,318
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 04/01/45	4,625	5,158,448
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGM), 5.00%, 07/01/35	8,900	9,204,558
Florida Higher Educational Facilities Financial Authority, Refunding RB, Saint Leo University Project:
5.00%, 03/01/39	940	1,065,452
5.00%, 03/01/44	755	850,417
5.00%, 03/01/49	905	1,015,401
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
4.63%, 05/01/27	255	267,034
5.25%, 05/01/37	470	501,922

Security	Par (000)	Value

Florida (continued)
5.38%, 05/01/47	$770	$819,657

		48,215,120

Georgia — 1.4%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series B, AMT, 5.00%, 01/01/29	1,070	1,122,152
County of Fulton Development Authority, RB, Georgia Institute of Technology, 4.00%, 06/15/49	1,575	1,723,428
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	3,335	3,386,125
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,855	2,456,113

		8,687,818

Hawaii — 0.8%
State of Hawaii Harbor System, RB, Series A, 5.50%, 07/01/35	5,000	5,204,700

Illinois — 11.5%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	865	951,266
Project, 5.25%, 12/01/35	2,785	3,022,477
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series D, 5.00%, 12/01/25	1,560	1,745,437
Series G, 5.00%, 12/01/25	1,200	1,342,644
5.00%, 12/01/34	865	957,088
Chicago Board of Education, GO, Series D:
5.00%, 12/01/46	995	1,084,431
5.00%, 12/01/46	2,575	2,707,149
City of Chicago Illinois O’Hare International Airport, GARB, Senior Lien, Series D, AMT, 5.00%, 01/01/42	1,450	1,659,540
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	2,110	2,233,076
City of Chicago Illinois Wastewater Transmission, Refunding RB, 2nd Lien, Series C, 5.00%, 01/01/39	1,000	1,095,620

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, University & College Improvements, 5.25%, 12/01/31	$5,000	$5,331,200
Illinois Finance Authority, RB, Memorial Health System, Series A, 5.25%, 07/01/44	1,785	1,955,164
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19(a)	9,000	9,079,920
OSF Healthcare System, 6.00%, 05/15/20(a)	3,205	3,338,873
6.00%, 05/15/39	525	549,838
Presence Health Network, Series C, 5.00%, 02/15/41	3,600	4,175,388
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	425	461,533
Metropolitan Pier & Exposition Authority, Refunding RB, Mccormick Place Expansion (BAM)(c):
0.00%, 12/15/54	12,215	3,020,403
0.00%, 12/15/56	8,755	1,982,307
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	2,645	2,877,681
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	850	893,486
Series C (NPFGC), 7.75%, 06/01/20	805	830,011
State of Illinois, GO, Series D, 5.00%, 11/01/28	1,965	2,259,770
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	7,990	9,459,281
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	8,565	8,577,162

		71,590,745

Indiana — 1.7%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 01/01/34	2,250	2,615,872
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(b):
6.63%, 01/15/34	700	759,262
6.75%, 01/15/43	570	618,587
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	2,640	2,874,432

Security	Par (000)	Value

Indiana (continued)
State of Indiana Finance Authority, Refunding RB, Deaconess Health System, Series A, 5.00%, 03/01/39	$3,000	$3,360,660

		10,228,813

Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	4,000	4,347,520
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, CAB, Series B, 5.60%, 06/01/34	1,000	1,000,000
State of Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	3,950	4,328,608

		9,676,128

Kansas — 1.0%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	1,965	2,133,813
Wyandotte County-Kansas City Unified Government Utility System, RB, Series A, 5.00%, 09/01/40	3,700	4,218,111

		6,351,924

Kentucky — 1.3%
County of Owen Kentucky, RB, Kentucky American Water Co. Project, Series B, 5.63%, 09/01/39	1,000	1,009,020
Lexington-Fayette Urban County Airport Board, Refunding GARB, Series A, 5.00%, 07/01/19(a)	7,000	7,018,970

		8,027,990

Louisiana — 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	2,615	2,777,496
Parish of St. Charles Louisiana, RB, Valero Energy Corp., 4.00%, 12/01/40(d)	2,210	2,332,456
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 05/15/31	3,420	3,606,972
5.25%, 05/15/32	4,375	4,719,925
5.25%, 05/15/33	4,750	5,106,250

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
5.25%, 05/15/35	$1,500	$1,637,580

		20,180,679

Maine — 0.8%
Maine Health & Higher Educational Facilities Authority, RB, Series A:
5.00%, 07/01/19(a)	1,560	1,564,103
5.00%, 07/01/39	3,440	3,447,568

		5,011,671

Maryland — 3.2%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	545	576,893
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	4,935	5,671,450
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community Project, 6.25%, 01/01/21(a)	2,000	2,146,000
Meritus Medical Center Issue, 5.00%, 07/01/40	6,350	7,142,544
University of Maryland Medical System, 5.00%, 07/01/19(a)	1,990	1,995,313
5.13%, 07/01/19(a)	2,100	2,105,796

		19,637,996

Massachusetts — 2.3%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	845	954,504
5.25%, 01/01/42	1,895	2,181,391
UMass Dartmouth Student Housing Project, 5.00%, 10/01/43	4,480	5,106,125
Massachusetts Development Finance Agency, Refunding RB, Series A:
Atrius Health Issue, 4.00%, 06/01/49	610	641,342
Emerson College, 5.00%, 01/01/40	1,620	1,868,686
4.00%, 07/01/44	405	429,114
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	2,120	2,141,200

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Water Resources Authority, RB, Series A, 6.50%, 07/15/19(e)	$1,070	$1,076,195

		14,398,557

Michigan — 0.7%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/19(a)	2,495	2,503,882
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,775	2,063,029

		4,566,911

Minnesota — 0.7%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 07/01/45	1,500	1,563,330
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	1,940	2,087,537
Housing & Redevelopment Authority of The City of Saint Paul Minnesota, RB, Great River School Project, Series A, 5.50%, 07/01/52(b)	695	734,365

		4,385,232

Mississippi — 4.1%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project:
Series A, 6.80%, 04/01/22	9,160	10,174,836
Series B, 6.70%, 04/01/22	4,500	4,986,360
Mississippi Development Bank, Refunding RB, Municipal Energy Agency Of Mississippi, Series A (AGM), 4.00%, 03/01/41	3,000	3,161,580
State of Mississippi, RB, Series A:
5.00%, 10/15/37	1,105	1,335,702
4.00%, 10/15/38	5,535	5,969,332

		25,627,810

Montana — 0.1%
Montana State Board of Housing, RB, S/F, Series B-2:
3.50%, 12/01/42	335	337,472

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Montana (continued)
3.60%, 12/01/47	$515	$518,636

		856,108

Nebraska — 1.1%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	6,200	6,723,900

Nevada — 2.4%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	2,250	2,526,637
City of Reno Nevada, Refunding RB, Series A-1 (AGM), 4.00%, 06/01/43	5,230	5,564,354
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/36	4,080	4,979,232
5.00%, 06/01/37	1,500	1,824,090

		14,894,313

New Jersey — 11.9%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	1,400	1,516,858
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,530	1,755,522
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	10,000	11,184,900
5.13%, 01/01/34	1,050	1,179,045
School Facilities Construction, Series UU, 5.00%, 06/15/40	3,390	3,669,234
New Jersey EDA, Refunding RB, School Facilities Construction:
5.25%, 06/15/19(a)	2,650	2,653,101
Series AA, 5.25%, 06/15/19(a)	700	700,819
Series AA, 5.25%, 12/15/33	6,650	6,657,647
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	4,775	5,040,395
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/38(c)	7,260	3,584,625
Transportation Program, Series AA,
5.25%, 06/15/33	8,750	9,586,937
5.25%, 06/15/41	780	866,900

Security	Par (000)	Value

New Jersey (continued)
Series B, 5.50%, 06/15/31	$8,000	$8,537,840
Series AA, 5.00%, 06/15/44	4,450	4,825,847
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/32	5,430	6,355,272
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	4,550	5,189,866
Sub-Series B, 5.00%, 06/01/46	665	710,147

		74,014,955

New York — 4.4%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(b)	2,145	2,338,972
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	3,315	3,324,813
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(b)	3,500	3,584,035
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,435	4,434,867
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	3,675	3,675,000
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 2(b):
5.15%, 11/15/34	460	514,257
5.38%, 11/15/40	1,145	1,275,221
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	3,165	3,352,083
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	1,939,902

5

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	$2,740	$2,822,337

		27,261,487

Ohio — 4.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	950	906,670
5.88%, 06/01/47	2,525	2,426,979
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(a)	2,875	2,979,564
County of Butler Port Authority, RB, StoryPoint Fairfield Project, Series A-1(b):
6.38%, 01/15/43	675	716,891
6.50%, 01/15/52	390	413,221
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	1,690	1,849,485
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	1,915	2,143,708
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	7,430	8,466,188
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.50%, 05/01/34	3,560	3,571,072
State of Ohio, RB, Cleveland Clinic Health System Obligation, Series B, 4.00%, 01/01/46	3,275	3,581,245

		27,055,023

Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	2,205	2,557,580

Oregon — 0.2%
State of Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	800	946,512

Pennsylvania — 8.4%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(b)	1,725	1,887,392

Security	Par (000)	Value

Pennsylvania (continued)
Altoona Area School District, GO, 5.00%, 12/01/36	$365	$420,082
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 07/01/43	5,000	5,063,000
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	2,955	3,499,961
5.00%, 03/01/43	2,145	2,534,339
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 5.00%, 09/01/48	3,330	3,888,241
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	4,170	4,258,612
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Lafayette College, 4.00%, 11/01/38	1,855	2,037,606
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	4,385	5,259,106
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	2,565	2,902,272
Pennsylvania HFA, RB, S/F Housing Mortgage, AMT, Series 118-B, 4.05%, 10/01/40	3,850	4,024,752
Pennsylvania Housing Finance Agency, RB, S/F, Series 125B, 3.65%, 10/01/42	7,000	7,248,220
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, Subordinate, Special Motor License Fund, 5.00%, 12/01/41	1,700	1,976,386
Pennsylvania Turnpike Commission, RB:
Series A-1, 5.00%, 12/01/41	440	510,088
Sub-Series B-1, 5.25%, 06/01/47	5,680	6,623,675

		52,133,732

Puerto Rico — 4.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,340	1,354,070
5.63%, 05/15/43	1,335	1,348,791

6

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 07/01/33	$3,820	$3,791,350
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	1,360	1,360,000
6.00%, 07/01/44	2,455	2,455,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.50%, 07/01/34	51	52,275
Series A-1, 4.75%, 07/01/53	2,038	1,966,038
Series A-1, 5.00%, 07/01/58	10,829	10,764,567
Series A-2, 5.00%, 07/01/58	2,520	2,409,750

		25,501,841

Rhode Island — 1.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	6,820	6,933,826
5.00%, 06/01/50	2,000	2,096,920

		9,030,746

South Carolina — 1.8%
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	2,690	3,128,255
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	750	836,437
5.25%, 12/01/55	6,450	7,392,603

		11,357,295

Texas — 12.1%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 01/01/40	1,215	1,370,617
5.00%, 01/01/45	3,500	3,924,235
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 01/01/21(a)	1,000	1,065,250
6.00%, 01/01/21(a)	4,300	4,597,216
Series A, 5.00%, 01/01/43	6,925	7,496,797
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,665	2,969,343

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/37	$4,005	$4,858,105
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(a)	850	1,011,798
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(a)	4,630	4,876,733
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/44	3,500	3,770,025
La Vernia Higher Education Finance Corp., RB, KIPP, Inc., Series A, 6.25%, 08/15/19(a)	925	933,566
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	1,100	1,145,144
New Hope Cultural Education Facilities Corp., RB:
Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	500	540,285
Jubilee Academic Center Project, Series A, 5.00%, 08/15/37(b)	2,000	2,041,140
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 01/01/33	1,600	1,753,360
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.13%, 12/01/42	1,000	1,054,210
North Texas Tollway Authority, Refunding RB, Series A:
5.00%, 01/01/38	5,000	5,690,150
1st Tier System, 6.25%, 01/01/39	655	657,181
1st Tier, 5.00%, 01/01/48	5,350	6,279,241
State of Texas, GO, VRDN, Series B, 1.65%, 12/01/43(d)	5,440	5,440,000
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	8,000	8,438,800

7

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$4,710	$4,846,025

		74,759,221

Virginia — 4.1%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.38%, 03/01/36	430	457,223
5.50%, 03/01/46	1,475	1,569,415
City of Portsmouth Virginia, GO, Refunding Series D, 5.00%, 07/15/20(a)	3,030	3,148,715
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	3,665	3,611,601
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	2,150	2,379,427
5.50%, 01/01/42	5,140	5,571,349
Transform 66 P3 Project, 5.00%, 12/31/49	7,895	8,809,478

		25,547,208

Washington — 3.8%
Port of Seattle Washington, ARB, AMT:
Intermediate Lien, Series C, 5.00%, 05/01/37	4,905	5,737,820
Series A, 5.00%, 05/01/43	1,295	1,494,805
State of Washington, COP, Series B:
5.00%, 07/01/36	1,725	2,093,512
5.00%, 07/01/38	2,300	2,763,956
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	4,010	4,537,395

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	$7,000	$7,025,970

		23,653,458

West Virginia — 0.4%
West Virginia Hospital Finance Authority, Refunding RB, Improvement, Charleston Area Medical Center, Inc., Series A, 5.63%, 09/01/32	2,500	2,524,950

Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	4,080	4,838,431

Wyoming — 1.3%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	4,500	4,534,200
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	1,120	1,291,730
Wyoming Community Development Authority, Refunding RB, Series 2 & 3, 4.05%, 12/01/38	2,215	2,271,571

		8,097,501

Total Municipal Bonds — 122.2% (Cost — $712,768,920)		757,971,629

8

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 0.6%
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(a)	$3,500	$3,508,943

California — 2.8%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	14,998	17,561,675

Colorado — 1.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(g)	6,504	7,903,457

Florida — 2.5%
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	14,747	15,432,660

Illinois — 2.0%
State of Illinois Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	10,976	12,650,742

Kentucky — 1.5%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, River City, Inc., 1st Mortgage, Series A, 5.38%, 12/01/19(a)	9,195	9,367,927

Louisiana — 2.9%
City of Shreveport Louisiana Water & Sewer Revenue, RB, Junior Lien, Series B:
4.00%, 12/01/44	6,659	7,363,862
4.00%, 12/01/49	10,016	10,829,301

		18,193,163

Maryland — 2.0%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	4,898	5,750,361

Security	Par (000)	Value

Maryland (continued)
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/47	$5,509	$6,511,382

		12,261,743

Nevada — 2.5%
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(a)	15,789	15,840,995

New York — 1.8%
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	10,001	10,966,145

Oregon — 0.3%
State of Oregon Housing & Community Services Department, HRB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	1,604	1,620,606

Pennsylvania — 2.0%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	7,250	7,930,267
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	3,925	4,489,859

		12,420,126

Texas — 5.7%
City of Houston Texas Higher Education Finance Corp., RB, Rice University Project, Series A, 5.00%, 05/15/20(a)	10,000	10,327,728
County of Harris Texas Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 07/01/27(e)	20,370	24,847,224

		35,174,952

Virginia — 2.1%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(g)	6,960	8,214,088

9

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$5,002	$5,149,327

		13,363,415

Washington — 2.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	10,000	12,151,850

Security	Value

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.0% (Cost — $186,606,745)	$198,418,399

Total Long-Term Investments — 154.2% (Cost — $899,375,665)	956,390,028

Other Assets Less Liabilities — 1.9%	11,976,718

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.8)%	(104,250,561)

VMTP Shares, at Liquidation Value — (39.3)%	(243,800,000)

Net Assets Applicable to Common Shares — 100.0%	$620,316,185

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 15, 2019 to June 01, 2026, is $16,153,828.

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class*	159,172	(159,172)	—	$—	$44,874	$895	$—

*	No longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

10

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniVest Fund, Inc. (MVF)

EDA — Economic Development Authority

ERB — Education Revenue Bonds

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

HRB — Housing Revenue Bonds

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

VRDN — Variable Rate Demand Notes

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	74	09/19/19	$9,380	$(62,153)
Long U.S. Treasury Bond	192	09/19/19	29,514	(307,182)
5-Year U.S. Treasury Note	24	09/30/19	2,817	(11,475)

				$(380,810)

11

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniVest Fund, Inc. (MVF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarizes the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$956,390,028	$—	$956,390,028

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(380,810)	$—	$—	$(380,810)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(103,822,772)	$—	$(103,822,772)
VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

	$—	$(347,622,772)	$—	$(347,622,772)

12